INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Textual (Details) - COP ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Investments in joint ventures accounted for using equity method		$ 2,465	$ 7,711
Concesionaria Ruta del Sol [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in joint venture		100.00%		33.00%
Allowance for Impairment				$ 140,691
Investments in joint ventures				$ 111,783
Estudios y Proyectos del Sol S.A.S.
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary		38.63%
Estudios y Proyectos del Sol S.A.S. | Corporacion Financiera Colombiana S.A.
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary			100.00%
C.I. Acepalma S.A. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of shares held for sale sold	98.00%